Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2018
Registrant Name	VanEck Vectors ETF Trust
Entity Central Index Key	0001137360
Amendment Flag	false
Document Creation Date	Aug. 31, 2018
Document Effective Date	Aug. 31, 2018
Prospectus Date	Aug. 31, 2018